Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PFS FUNDS
Entity Central Index Key	0001103243
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Conquer Risk Defensive Bull Fund
Shareholder Report [Line Items]
Fund Name	Conquer Risk Defensive Bull Fund
Class Name	Conquer Risk Defensive Bull Fund
Trading Symbol	CRDBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Conquer Risk Defensive Bull Fund ("Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://potomacfund.com/funds/crdbx/. You can also request this information by contacting us at 1-888-774-6679.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-774-6679
Additional Information Website	https://potomacfund.com/funds/crdbx/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Conquer Risk Defensive Bull Fund	$120	1.14%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

For the year ended June 30, 2024, the Conquer Risk Defensive Bull Fund returned 9.75%. The S&P 500® Index returned 24.56% in the same period. The S&P Target Risk Aggressive Index returned 15.45% in the same period. Concentrated exposure to the S&P 500® led to positive absolute performance by the Fund. Underperformance relative to benchmarks can be attributed to the fact that our systematic model did not call for being invested in the market 100% of the time during the fiscal year. Two of the main reasons for not being fully invested for the entirety of the year are choppiness in the bond market and deterioration in market breadth. The former likely stems from investors grappling with the number of interest rate cuts that the Federal Reserve may deliver. The latter is a function of the U.S. equity market becoming more concentrated in the largest companies in the index. Both dynamics are not viewed bullishly by our composite model.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	Since Inception(A) (07/01/2020)
Conquer Risk Defensive Bull Fund	9.75%	19.18%
S&P 500® Index	24.56%	17.01%
S&P Target Risk Aggressive Index	15.45%	10.38%

Performance Inception Date	Jul. 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 03, 2023
Net Assets	$ 1,188,764,135
Holdings Count | shares	3
Advisory Fees Paid, Amount	$ 8,600,353
Investment Company, Portfolio Turnover	2446.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$1,188,764,135
Number of Portfolio Holdings	3
Portfolio Turnover Rate (%)	2,446%
Total Advisory Fees Paid ($)	$8,600,353

Holdings [Text Block]
What did the Fund invest in?
Top Holdings (% of net assets)

iShares Core S&P 500 ETF	67.31%
Direxion Daily S&P 500 Bull 3X Shares	31.80%
Goldman Sachs FS Government Fund Institutional	0.81%
Sectors (% of net assets)

*	Net Cash represents cash equivalents and other assets in excess of liabilities.

Largest Holdings [Text Block]	Top Holdings (% of net assets)

iShares Core S&P 500 ETF	67.31%
Direxion Daily S&P 500 Bull 3X Shares	31.80%
Goldman Sachs FS Government Fund Institutional	0.81%

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024 at https://potomacfund.com/funds/crdbx/ or upon request at 1-888-774-6679. Effective October 3, 2023, under the Services Agreement the Advisor receives an additional fee of 0.50% of a Fund's average daily net assets up to $25 million, and 0.20% of such assets in excess of $25 million.  Prior to October 3, 2023, under the Services Agreement the Advisor received an additional fee of 0.50% of a Fund's average daily net assets up to $25 million, 0.20% of a Fund's average daily net assets from $25 million to $100 million, and 0.10% of such assets in excess of $100 million.

Material Fund Change Expenses [Text Block]	Effective October 3, 2023, under the Services Agreement the Advisor receives an additional fee of 0.50% of a Fund's average daily net assets up to $25 million, and 0.20% of such assets in excess of $25 million. Prior to October 3, 2023, under the Services Agreement the Advisor received an additional fee of 0.50% of a Fund's average daily net assets up to $25 million, 0.20% of a Fund's average daily net assets from $25 million to $100 million, and 0.10% of such assets in excess of $100 million.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024 at https://potomacfund.com/funds/crdbx/ or upon request at 1-888-774-6679.
Conquer Risk Managed Volatility Fund
Shareholder Report [Line Items]
Fund Name	Conquer Risk Managed Volatility Fund
Class Name	Conquer Risk Managed Volatility Fund
Trading Symbol	CRMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Conquer Risk Managed Volatility Fund ("Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://potomacfund.com/funds/crmvx/. You can also request this information by contacting us at 1-888-774-6679.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-774-6679
Additional Information Website	https://potomacfund.com/funds/crmvx/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Conquer Risk Managed Volatility Fund	$151	1.49%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

For the year ended June 30, 2024, the Conquer Risk Managed Volatility Fund returned 3.21%. The Bloomberg Global-Aggregate Total Return Index returned 0.93%. The S&P Target Risk Conservative Index returned 7.96% in the same period. Performance benefited from exposure to High Yield Bond Funds, High Yield Municipal Bond Funds, and Emerging Market Bond Funds. The Fund employs a trend-following strategy on the assets listed above. These assets within the fixed income space are benefiting as investors reposition while handicapping the number of rate cuts, if any, the Federal Reserve is likely to deliver.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	Since Inception(A) (07/01/2020)
Conquer Risk Managed Volatility Fund	3.21%	2.00%
Bloomberg Global-Aggregate Total Return Index	0.93%	-3.52%
S&P Target Risk Conservative Index	7.96%	2.83%

Performance Inception Date	Jul. 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 03, 2023
Net Assets	$ 122,412,380
Holdings Count | shares	5
Advisory Fees Paid, Amount	$ 1,349,873
Investment Company, Portfolio Turnover	686.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$122,412,380
Number of Portfolio Holdings	5
Portfolio Turnover Rate (%)	686%
Total Advisory Fees Paid ($)	$1,349,873

Holdings [Text Block]
What did the Fund invest in?
Top Holdings (% of net assets)

SPDR® Portfolio High Yield Bond ETF	49.76%
VanEck® High Yield Muni ETF	30.63%
iShares Core S&P 500 ETF	10.27%
VanEck® Emerging Markets High Yield Bond ETF	8.45%
Goldman Sachs FS Government Fund Institutional	0.89%
Sectors (% of net assets)

*	Net Cash represents cash equivalents and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Holdings (% of net assets)

SPDR® Portfolio High Yield Bond ETF	49.76%
VanEck® High Yield Muni ETF	30.63%
iShares Core S&P 500 ETF	10.27%
VanEck® Emerging Markets High Yield Bond ETF	8.45%
Goldman Sachs FS Government Fund Institutional	0.89%

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024 at https://potomacfund.com/funds/crmvx/ or upon request at 1-888-774-6679. Effective October 3, 2023, under the Services Agreement the Advisor receives an additional fee of 0.50% of a Fund's average daily net assets up to $25 million, and 0.20% of such assets in excess of $25 million.  Prior to October 3, 2023, under the Services Agreement the Advisor received an additional fee of 0.50% of a Fund's average daily net assets up to $25 million, 0.20% of a Fund's average daily net assets from $25 million to $100 million, and 0.10% of such assets in excess of $100 million.

Material Fund Change Expenses [Text Block]	Effective October 3, 2023, under the Services Agreement the Advisor receives an additional fee of 0.50% of a Fund's average daily net assets up to $25 million, and 0.20% of such assets in excess of $25 million. Prior to October 3, 2023, under the Services Agreement the Advisor received an additional fee of 0.50% of a Fund's average daily net assets up to $25 million, 0.20% of a Fund's average daily net assets from $25 million to $100 million, and 0.10% of such assets in excess of $100 million.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024 at https://potomacfund.com/funds/crmvx/ or upon request at 1-888-774-6679.
Conquer Risk Tactical Opportunities Fund
Shareholder Report [Line Items]
Fund Name	Conquer Risk Tactical Opportunities Fund
Class Name	Conquer Risk Tactical Opportunities Fund
Trading Symbol	CRTOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Conquer Risk Tactical Opportunities Fund ("Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://potomacfund.com/funds/crtox/. You can also request this information by contacting us at 1-888-774-6679.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-774-6679
Additional Information Website	https://potomacfund.com/funds/crtox/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Conquer Risk Tactical Opportunities Fund	$151	1.50%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

For the year ended June 30, 2024, the Conquer Risk Tactical Opportunities Fund returned 1.35%. The S&P 500® Index returned 24.56% in the same period. The S&P Target Risk Growth Index returned 12.44% in the period. The Tactical Opportunities Fund seeks granular exposure to specific themes and trends that are playing out in asset markets. The Fund was aggressively invested during the third quarter of the calendar year 2023 while the S&P 500® and NASDAQ 100 corrected, leading to underperformance relative to benchmarks which was difficult to overcome. Additionally, as the market rebounded, our tactical model was not invested 100% of the time. Two of the main reasons for not being fully invested for the entirety of the year are choppiness in the bond market and deterioration in market breadth. The former likely stems from investors grappling with the number of interest rate cuts that the Federal Reserve may deliver. The latter is a function of the U.S. equity market becoming more concentrated in the largest companies in the index. Both dynamics are not viewed bullishly by our composite model.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	Since Inception(A) (07/01/2020)
Conquer Risk Tactical Opportunities Fund	1.35%	5.37%
S&P 500® Index	24.56%	17.01%
S&P Target Risk Growth Index	12.44%	7.36%

Performance Inception Date	Jul. 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 03, 2023
Net Assets	$ 115,029,250
Holdings Count | shares	10
Advisory Fees Paid, Amount	$ 1,286,386
Investment Company, Portfolio Turnover	2569.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$115,029,250
Number of Portfolio Holdings	10
Portfolio Turnover Rate (%)	2,569%
Total Advisory Fees Paid ($)	$1,286,386

Holdings [Text Block]
What did the Fund invest in?
Top Holdings (% of net assets)

Invesco QQQ TrustSM, Series 1	36.63%
ProShares UltraPro QQQ®	12.77%
The Communication Services Select Sector SPDR Fund	7.09%
VanEck® Semiconductor ETF	7.07%
SPDR® S&P Metals & Mining ETF	7.00%
iShares U.S. Broker-Dealers & Securities Exchange ETF	6.95%
SPDR® S&P Retail ETF	6.86%
The Global X Silver Miners ETF	6.83%
iShares U.S. Home Construction ETF	6.78%
Goldman Sachs FS Government Fund Institutional	1.84%

Largest Holdings [Text Block]
Top Holdings (% of net assets)

Invesco QQQ TrustSM, Series 1	36.63%
ProShares UltraPro QQQ®	12.77%
The Communication Services Select Sector SPDR Fund	7.09%
VanEck® Semiconductor ETF	7.07%
SPDR® S&P Metals & Mining ETF	7.00%
iShares U.S. Broker-Dealers & Securities Exchange ETF	6.95%
SPDR® S&P Retail ETF	6.86%
The Global X Silver Miners ETF	6.83%
iShares U.S. Home Construction ETF	6.78%
Goldman Sachs FS Government Fund Institutional	1.84%

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024 at https://potomacfund.com/funds/crtox/ or upon request at 1-888-774-6679. Effective October 3, 2023, under the Services Agreement the Advisor receives an additional fee of 0.50% of a Fund's average daily net assets up to $25 million, and 0.20% of such assets in excess of $25 million.  Prior to October 3, 2023, under the Services Agreement the Advisor received an additional fee of 0.50% of a Fund's average daily net assets up to $25 million, 0.20% of a Fund's average daily net assets from $25 million to $100 million, and 0.10% of such assets in excess of $100 million.

Material Fund Change Expenses [Text Block]	Effective October 3, 2023, under the Services Agreement the Advisor receives an additional fee of 0.50% of a Fund's average daily net assets up to $25 million, and 0.20% of such assets in excess of $25 million. Prior to October 3, 2023, under the Services Agreement the Advisor received an additional fee of 0.50% of a Fund's average daily net assets up to $25 million, 0.20% of a Fund's average daily net assets from $25 million to $100 million, and 0.10% of such assets in excess of $100 million.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024 at https://potomacfund.com/funds/crtox/ or upon request at 1-888-774-6679.
Conquer Risk Tactical Rotation Fund
Shareholder Report [Line Items]
Fund Name	Conquer Risk Tactical Rotation Fund
Class Name	Conquer Risk Tactical Rotation Fund
Trading Symbol	CRTBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Conquer Risk Tactical Rotation Fund ("Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://potomacfund.com/funds/crtbx/. You can also request this information by contacting us at 1-888-774-6679.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-774-6679
Additional Information Website	https://potomacfund.com/funds/crtbx/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Conquer Risk Tactical Rotation Fund	$150	1.47%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

For the year ended June 30, 2024, the Conquer Risk Tactical Rotation Fund returned 4.12%. The S&P 500® Index returned 24.56% in the same period. The S&P Target Risk Moderate Index returned 9.45%. The Tactical Rotation Fund seeks to identify broad-based trends and themes across asset markets while attempting to position in a manner that tends to be more conservative than the S&P 500®. Underperformance relative to benchmarks can be attributed to the fact that when the Fund is invested, it tends to position more conservatively. In a year when the S&P 500® is being led higher by growth stocks within the Information Technology, Communication Services, and Consumer Discretionary sectors, the Fund is likely to lag. Additionally, our tactical model was not invested 100% of the time. Two of the main reasons for not being fully invested for the entirety of the year are choppiness in the bond market and deterioration in market breadth. The former likely stems from investors grappling with the number of interest rate cuts that the Federal Reserve may deliver. The latter is a function of the U.S. equity market becoming more concentrated in the largest companies in the index. Both dynamics are not viewed bullishly by our composite model.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	Since Inception(A) (07/01/2020)
Conquer Risk Tactical Rotation Fund	4.12%	7.68%
S&P 500® Index	24.56%	17.01%
S&P Target Risk Moderate Index	9.45%	4.34%

Performance Inception Date	Jul. 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 03, 2023
Net Assets	$ 149,532,687
Holdings Count | shares	8
Advisory Fees Paid, Amount	$ 1,459,321
Investment Company, Portfolio Turnover	1644.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$149,532,687
Number of Portfolio Holdings	8
Portfolio Turnover Rate (%)	1,644%
Total Advisory Fees Paid ($)	$1,459,321

Holdings [Text Block]
What did the Fund invest in?
Top Holdings (% of net assets)

SPDR® Portfolio S&P 400 Mid Cap ETF	36.50%
Direxion Daily Mid Cap Bull 3X Shares	12.09%
WisdomTree Japan Hedged Equity Fund	10.25%
Vanguard Total Stock Market Index Fund ETF	9.92%
WisdomTree U.S. Quality Dividend Growth Fund	9.86%
iShares U.S. Pharmaceuticals ETF	9.77%
Consumer Staples Select Sector SPDR® Fund ETF	9.76%
Goldman Sachs FS Government Fund Institutional	2.03%
Sectors (% of net assets)

*	Net Cash represents cash equivalents and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Holdings (% of net assets)

SPDR® Portfolio S&P 400 Mid Cap ETF	36.50%
Direxion Daily Mid Cap Bull 3X Shares	12.09%
WisdomTree Japan Hedged Equity Fund	10.25%
Vanguard Total Stock Market Index Fund ETF	9.92%
WisdomTree U.S. Quality Dividend Growth Fund	9.86%
iShares U.S. Pharmaceuticals ETF	9.77%
Consumer Staples Select Sector SPDR® Fund ETF	9.76%
Goldman Sachs FS Government Fund Institutional	2.03%

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024 at https://potomacfund.com/funds/crtbx/ or upon request at 1-888-774-6679. Effective October 3, 2023, under the Services Agreement the Advisor receives an additional fee of 0.50% of a Fund's average daily net assets up to $25 million, and 0.20% of such assets in excess of $25 million.  Prior to October 3, 2023, under the Services Agreement the Advisor received an additional fee of 0.50% of a Fund's average daily net assets up to $25 million, 0.20% of a Fund's average daily net assets from $25 million to $100 million, and 0.10% of such assets in excess of $100 million.

Material Fund Change Expenses [Text Block]	Effective October 3, 2023, under the Services Agreement the Advisor receives an additional fee of 0.50% of a Fund's average daily net assets up to $25 million, and 0.20% of such assets in excess of $25 million. Prior to October 3, 2023, under the Services Agreement the Advisor received an additional fee of 0.50% of a Fund's average daily net assets up to $25 million, 0.20% of a Fund's average daily net assets from $25 million to $100 million, and 0.10% of such assets in excess of $100 million.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024 at https://potomacfund.com/funds/crtbx/ or upon request at 1-888-774-6679.